Note 16 - Revenue and Long-Lived Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
UNITED STATES
Revenues	$ 31,362	$ 22,537	$ 17,345
Long-lived assets by geographic area	5,051	3,198
UNITED KINGDOM
Revenues	2,836	2,971	2,795
Long-lived assets by geographic area	954	928
Europe and ROW, Excluding U.K. [Member]
Revenues	4,231	4,248	4,362
Long-lived assets by geographic area	170	259
European Union [Member]
Revenues	7,067	7,219	7,157
Long-lived assets by geographic area	1,124	1,187
Asia [Member]
Revenues	24,353	19,749	14,282
Long-lived assets by geographic area	109	152
Revenues	62,782	49,505	$ 38,784
Long-lived assets by geographic area	$ 6,284	$ 4,537